Earnings Per Share - Schedule of Basic Earnings Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed earnings to common shareholders									$ 43,623	$ 39,685	$ 39,349
Undistributed earnings to common shareholders									60,175	24,212	35,603
Total earnings to common shareholders									103,798	63,897	74,952
Distributed earnings per common share									$ 1.40	$ 1.37	$ 1.36
Undistributed earnings per common share									$ 1.92	$ 0.83	$ 1.23
Total earnings per common share	$ 1.08	$ 0.93	$ 0.53	$ 0.75	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 3.32	$ 2.20	$ 2.59
Unvested Restricted Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed earnings to common shareholders									694	749	758
Undistributed earnings to common shareholders									958	457	685
Total earnings allocated to unvested restricted stock									$ 1,652	$ 1,206	$ 1,443
Distributed earnings per common share									$ 1.34	$ 1.35	$ 1.37
Undistributed earnings per common share									$ 1.85	$ 0.83	$ 1.24
Total earnings per common share									$ 3.19	$ 2.18	$ 2.61